ADVANCE TO VENDORS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF ADVANCES TO SUPPLIERS, NET

Advance to vendors, net consisted of the following:

	As of June 30,
	2026	2025
Advance to suppliers	$1,377,624	$1,175,059
Advance to investment consultant	2,000,000	-
Less: allowance for expected credit losses	(192,074)	(393,469)
Advance to vendors, net	$3,185,550	$781,590

SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR EXPECTED CREDIT LOSSES

	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$393,469	$254,612	$113,202
(Recovery), net of addition	(215,394)	139,988	139,838
Foreign exchange difference	13,999	(1,131)	1,572
Balance at end of the year	$192,074	$393,469	$254,612